Note 11 - Investments in Unconsolidated Entities - Summary of Individual Sensitivities of Key Unobservable Inputs to the Fair Value Measurement (Details) - OPay Digital Services Limited [member] - PWERM [member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Weighted average equity value [member]
Disclosure of unconsolidated structured entities [line items]
Change in assumption, percentage	[1]	10.00%
Decrease in assumption		$ (25,495)	$ (24,791)
Increase in assumption		25,495	24,791
Time to exit [member]
Disclosure of unconsolidated structured entities [line items]
Decrease in assumption		48,553	47,872
Increase in assumption		$ (40,855)	(40,263)
Time to exit (Year)	[1]	1 year
Relative change in probability of sale [member]
Disclosure of unconsolidated structured entities [line items]
Change in assumption, percentage	[1],[2]	100.00%
Decrease in assumption	[2]	$ 826	(630)
Increase in assumption	[2]	$ (826)	630
Discount for lack of marketability1 [member]
Disclosure of unconsolidated structured entities [line items]
Change in assumption, percentage	[1]	5.00%
Decrease in assumption		$ 14,350	14,072
Increase in assumption		$ (14,350)	(14,072)
Discount rate, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Change in assumption, percentage	[1]	2.00%
Decrease in assumption		$ 6,965	9,759
Increase in assumption		$ (6,657)	(9,202)
Financial forecast of profit (loss) for cash-generating unit, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Change in assumption, percentage	[1],[3]	10.00%
Decrease in assumption	[3]		(8,452)
Increase in assumption	[3]		$ 5,017

[1]	pp - percentage points.
[2]	Represents a relative change in the probabilities of sale scenarios, offset by an equal change in the probabilities of initial public offering scenarios.
[3]	Only applicable to the preferred shares acquired in 2023, as discussed above.